Equity Plans -Schedule Of Share Based Payment Award Stock Options Valuation Assumptions (Detail) - Rigetti Computing, Inc [Member]	3 Months Ended
Mar. 31, 2021
Expected volatility	46.80%
Weighted-average risk-free interest rate	1.07%
Expected dividend yield	0.00%
Expected term (in years)	6 years 1 month 6 days